Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Income Statement [Abstract]
Revenue	$ 388,038	$ 1,190,616
Cost of revenue	424,189	952,228
Gross (loss) / profit	(36,151)	238,388
Operating expenses:
Selling and marketing expenses	33,531	41,171
General and administrative expenses	6,063,488	4,814,868
Total operating expenses	6,097,019	4,856,039
Loss from operation	(6,133,170)	(4,617,651)
Other (expense) /income
Interest expense	(11)	(1,005,498)
Other (expense)/income	(184,192)	66,522
Total other expense, net	(184,203)	(938,976)
Loss from operation before income taxes	(6,317,373)	(5,556,627)
Income tax expenses
Net loss	(6,317,373)	(5,556,627)
Less: Net loss attributable to non-controlling interests	259,480	324,750
Net loss attributable to equity holders of the Company	(6,057,893)	(5,231,877)
Other comprehensive (loss)/income:
Foreign currency translation adjustment	(77,381)	87,731
Total comprehensive loss	(6,135,274)	(5,144,146)
Less: net comprehensive income attributable to non-controlling interests	5,535	27,547
Net comprehensive loss attributable to equity holders of the Company	$ (6,129,739)	$ (5,116,599)
Net loss attributable to equity holders of the Company per common share - Basic	$ (0.06)	$ (0.08)
Net loss attributable to equity holders of the Company per common share - Diluted	$ (0.06)	$ (0.08)
Weighted average number of common shares outstanding - Basic	102,023,515	62,181,538
Weighted average number of common shares outstanding - Diluted	102,023,515	62,181,538